Schedule 1-Registrant's Condensed Financial Statements	12 Months Ended
Dec. 29, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule 1-Registrant's Condensed Financial Statements

SCHEDULE 1—REGISTRANT’S CONDENSED FINANCIAL STATEMENTS

GROCERY OUTLET HOLDING CORP.

Parent Company Only

CONDENSED BALANCE SHEETS

(in thousands, except share and per share amounts)

	December 30, 2017	December 29, 2018
ASSETS
Current assets:
Other current assets	$—	$497

Total current assets	—	497
Investment in wholly owned subsidiary	427,882	300,922

Total assets	$427,882	$301,419

LIABILITIES AND SHAREHOLDERS’ EQUITY
Intercompany payable	$750	$1,468

Total liabilities	750	1,468

Stockholders’ equity:
Capital stock:
Common stock—par value $0.001, voting common stock, 107,536,215 shares authorized, 67,435,288 and 67,381,104 shares issued and outstanding as of December 29, 2018 and December 30, 2017	67	67
Common stock—par value $0.001, nonvoting common stock, 17,463,785 shares authorized, 1,038,413 shares issued and outstanding as of December 29, 2018 and December 30, 2017	1	1
Series A Preferred stock—par value $0.001, nonvoting preferred stock, 1 share authorized, 1 share issued and outstanding as of December 29, 2018 and December 30, 2017	—	—
Additional paid-in capital	403,289	287,457
Retained Earnings	23,776	12,426

Total stockholders’ equity	427,133	299,951

Total liabilities and stockholders’ equity	$427,882	$301,419

See notes to condensed Parent Company financial statements.

GROCERY OUTLET HOLDING CORP.

Parent Company Only

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Operating expenses	$294	$181	$216

Operating loss	(294)	(181)	(216)

Loss before equity in net income of subsidiary	(294)	(181)	(216)
Equity in net income of subsidiary, net of tax	10,492	20,782	16,084

Net income and comprehensive income	$10,198	$20,601	$15,868

See notes to condensed Parent Company financial statements.

GROCERY OUTLET HOLDING CORP.

Parent Company Only

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands)

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Cash flows from operating activities:
Net income	$10,198	$20,601	$15,868
Adjustments to reconcile net income to net cash used in operating activities
Equity in net income of subsidiary	(10,492)	(20,782)	(16,084)
Dividend received from subsidiary (return on capital)	—	—	27,351
Changes in operating assets and liabilities
Other current assets	—	—	(497)

Net cash (used in) provided by operating activities	(294)	(181)	26,638

Cash flows from investing activities:
Dividend received from subsidiary (return of capital)	86,454	—	126,236

Net cash provided by investing activities	86,454	—	126,236

Cash flows from financing activities:
Intercompany payables	375	353	718
Proceeds from exercise of stock options	172	—	29
Repurchase of shares	(253)	(172)	(34)
Dividend paid to shareholders	(86,454)	—	(153,587)

Net cash used in financing activities	(86,160)	181	(152,874)

Net (decrease) increase in cash	—	—	—
Cash, beginning of period	—	—	—

Cash, end of period	$—	$—	$—

See notes to condensed Parent Company financial statements.

GROCERY OUTLET HOLDING CORP.

(PARENT COMPANY ONLY)

NOTES TO CONDENSED FINANCIAL STATEMENTS

1. Description of Grocery Outlet Holding Corp.

Grocery Outlet Holding Corp. (the “Parent”), which is majority-owned by a private equity investment fund, owns 100% of Globe Intermediate Corp. (“Intermediate”), which owns 100% of GOBP Holdings, Inc. (“Holdings”), which owns 100% of GOBP Midco, Inc. (“Midco”), which owns 100% of Grocery Outlet Inc. (“GOI”), a high-growth, extreme value retailer of quality, name-brand consumables and fresh products sold through a network of independently operated stores.

The Parent was incorporated in Delaware on September 11, 2014 and became the ultimate parent of GOI on October 7, 2014. The Parent has no operations or significant assets or liabilities other than its investment in Intermediate. Accordingly, the Parent is dependent upon distributions from Intermediate to fund its limited, non-significant operating expenses. However, Holdings’ and GOI’s ability to pay dividends or lend to Intermediate or Parent is limited under the terms of various debt agreements.

Intermediate and Holdings are parties to credit facilities that contain covenants limiting the Parent’s ability and the ability of its restricted subsidiaries to, among other things: pay dividends or distributions, repurchase equity, prepay junior debt and make certain investments; incur additional debt or issue certain disqualified stock and preferred stock; incur liens on assets; merge or consolidate with another company or sell all or substantially all assets; enter into transactions with affiliates; and enter into agreements that would restrict its subsidiaries to pay dividends or make other payments to the Parent. Due to the aforementioned qualitative restrictions, substantially all of the assets of the Parent’s subsidiaries are restricted. These covenants are subject to important exceptions and qualifications as described in such credit facilities.

2. Basis of Presentation

The accompanying condensed financial statements (parent company only) include the accounts of the Parent and its investment in Intermediate, accounted for in accordance with the equity method, and do not present the financial statements of the Parent and its subsidiary on a consolidated basis. These parent company only financial statements should be read in conjunction with the Grocery Outlet Holding Corp. consolidated financial statements.

On June 6, 2019, the Company effected a 1.403 for 1 forward stock split. All share amounts have been adjusted retroactively for the impact of this forward stock split for all periods presented.

3. Dividends from Subsidiaries

The Parent received a dividend from Intermediate of $86.5 million on June 23, 2016 for the fiscal year ended December 31, 2016. This dividend has been reflected as a reduction to investment in wholly owned subsidiary in the accompanying condensed financial statements. On the same date, the Parent declared a dividend of $86.5 million to holders of its common stock. This dividend has been reflected as a return of capital in the accompanying condensed financial statements.

The Parent received a dividend from Intermediate of $153.6 million on October 22, 2018 for the fiscal year ended December 29, 2018. This dividend has been reflected as a reduction to investment in wholly owned subsidiary in the accompanying condensed financial statements. On the same date, the Parent declared a dividend of $153.6 million to holders of its common stock. This dividend has been reflected as a $27.4 million return on capital and a $126.2 million return of capital in the accompanying condensed financial statements.